Consolidated Balance Sheets - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash	$ 212,593	$ 127,788	$ 876,205
Accounts receivable, net	526,141	138,981
Employee/Shareholder receivables	1,005	1,005	301,000
Due from related parties		347,648	421,603
Other assets	476,942	93,040	2,743
Total current assets	1,216,681	708,463	1,601,551
Property and equipment, net	3,445,790	542,791
Other assets:
Intangible assets, net	5,771,410
Security deposits	488,163	27,828
Total other assets	6,259,573	27,828
Total assets	10,922,044	1,279,081	1,601,551
Current liabilities:
Accounts payable and accrued expenses	644,698	56,665	2,991
Acquisition liabilities	6,389,208
Patient deposits	593,784	130,906
Due to related parties		95,501	48,099
Notes payable, current portion	2,936,986	157,932
Due to shareholders	109,829
Capital lease obligation, net of current portion	16,387	7,820
Line of credit	390,000	25,000
Total current liabilities	11,080,892	473,824	51,090
Long-term liabilities:
Notes payable, net of current portion	698,011	456,152	500,000
Capital Lease Obligation	92,498	52,494
Deferred Rent	204,455	64,753
Lease Incentive Obligation	633,717	60,428
Total liabilities	12,709,573	1,107,651	551,090
Stockholders' equity:
Preferred stock - $0.001 par value, 5,000,000 authorized, nil outstanding as of December 31, 2017, 2016, and June 30, 2018 (unaudited)
Common stock; $0.001 par value, 30,000,000 authorized, 6,582,737, 6,492,563, and 6,582,737 shares issued and outstanding as of December 31, 2017, 2016 and June 30, 2018 (unaudited)	6,583	6,583	6,493
Additional paid-in capital	1,231,917	1,231,917	1,194,507
Accumulated deficit	(1,627,690)	(491,076)	(433,896)
Non-controlling interest	(1,398,339)	(575,994)	283,357
Total stockholders' equity	(1,787,529)	171,430	1,050,461
Total liabilities and stockholders' equity	$ 10,922,044	$ 1,279,081	$ 1,601,551